Derivative Instruments (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative assets at fair value
The following derivative instruments were outstanding as of June 30, 2021 and December 31, 2020 (dollars in thousands):

		Fair Value
Contract type	Notional	Assets	Liabilities
June 30, 2021
Credit default swaps	$76,000	$—	$964
Interest rate swaps	68,895	5	1,286
Treasury note futures	9,000	—	35
Total	$153,895	$5	$2,285

December 31, 2020
Credit default swaps	$46,000	$—	$297
Interest rate swaps	32,517	25	—
Treasury note futures	43,500	—	106
Total	$122,017	$25	$403

The following derivative instruments were outstanding as of December 31, 2020 and December 31, 2019 (dollars in thousands):
		Fair Value
Contract type	Notional	Assets	Liabilities
As of December 31, 2020
Credit default swaps	$46,000	$—	$297
Interest rate swaps	32,517	25	—
Treasury note futures	43,500	—	106
Total	$122,017	$25	$403

As of December 31, 2019
Credit default swaps	$94,300	$59	$1,581
Interest rate swaps	42,546	325	—
Treasury note futures	74,000	735	—
Total	$210,846	$1,119	$1,581

Schedule of derivative liabilities at fair value
The following derivative instruments were outstanding as of June 30, 2021 and December 31, 2020 (dollars in thousands):

		Fair Value
Contract type	Notional	Assets	Liabilities
June 30, 2021
Credit default swaps	$76,000	$—	$964
Interest rate swaps	68,895	5	1,286
Treasury note futures	9,000	—	35
Total	$153,895	$5	$2,285

December 31, 2020
Credit default swaps	$46,000	$—	$297
Interest rate swaps	32,517	25	—
Treasury note futures	43,500	—	106
Total	$122,017	$25	$403

The following derivative instruments were outstanding as of December 31, 2020 and December 31, 2019 (dollars in thousands):
		Fair Value
Contract type	Notional	Assets	Liabilities
As of December 31, 2020
Credit default swaps	$46,000	$—	$297
Interest rate swaps	32,517	25	—
Treasury note futures	43,500	—	106
Total	$122,017	$25	$403

As of December 31, 2019
Credit default swaps	$94,300	$59	$1,581
Interest rate swaps	42,546	325	—
Treasury note futures	74,000	735	—
Total	$210,846	$1,119	$1,581

Schedule of derivative instruments, gain (loss)
The following table indicates the net realized and unrealized gains and losses on derivatives, by primary underlying risk exposure, as included in loss on derivative instruments in the consolidated statements of operations for the three and six months ended June 30, 2021 and June 30, 2020:

	Three Months Ended June 30, 2021		Six Months Ended June 30, 2021
Contract type	Unrealized (Gain)/Loss	Realized (Gain)/Loss	Unrealized (Gain)/Loss	Realized (Gain)/Loss
Credit default swaps	$(15)	$188	$(178)	$643
Interest rate swaps	2,169	(357)	1,304	(1,278)
Treasury note futures	1,009	(112)	(72)	(1,624)
Total	$3,163	$(281)	$1,054	$(2,259)

	Three Months Ended June 30, 2020		Six Months Ended June 30, 2020
Contract type	Unrealized (Gain)/Loss	Realized (Gain)/Loss	Unrealized (Gain)/Loss	Realized (Gain)/Loss
Credit default swaps	$1,217	$—	$(534)	$62
Interest rate swaps	394	—	4,734	2,947
Treasury note futures	(1,512)	1,659	735	5,284
Options	—	—	—	35
Total	$99	$1,659	$4,935	$8,328

The following table indicates the net realized and unrealized gains and losses on derivatives, by primary underlying risk exposure, as included in loss on derivative instruments in the consolidated statements of operations for year ended December 31, 2020 and December 31, 2019:
	Year Ended December 31, 2020		Year Ended December 31, 2019
Contract type	Unrealized (Gain)/Loss	Realized (Gain)/Loss	Unrealized (Gain)/Loss	Realized (Gain)/Loss
Credit default swaps	$(143)	$323	$456	$2,230
Interest rate swaps	296	7,463	(380)	(269)
Treasury note futures	842	4,665	(1,798)	1,962
Options	—	35	—	401
Total	$995	$12,486	$(1,722)	$4,324